INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Series Forty Seven [Member]
Income Loss Not Recognized Under Equity Method Accounting	$ 585,913	$ 551,081
Series Forty Eight [Member]
Income Loss Not Recognized Under Equity Method Accounting	148,365	211,727
Series Forty Nine [Member]
Income Loss Not Recognized Under Equity Method Accounting	$ 346,526	$ 103,854